Other current assets	12 Months Ended
Dec. 31, 2020
Other current assets
Other current assets

7. Other current assets

	December 31,	December 31,
	2020	2019
Other financial assets	64,930	13,968
Receivables	68,373	118,028
Prepayments	498,382	720,063
Deferred costs	162,839	—
Total other current assets	794,524	852,059

The Group applies the IFRS 9 simplified approach to measuring expected credit losses ("ECL"), which uses a lifetime expected loss allowance for all trade receivables and contract assets. As of December 31, 2020, the receivables comprise of four non‑governmental debtors whose combined outstanding balances are CHF 20,577  (five non-governmental debtors for CHF 88,075 as of December 31, 2019). The Group has considered these customers to have a low risk of default based on historic loss rates and forward‑looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. As a result, excepted loss allowance has been deemed as nil as of December 31,  2020 and December 31, 2019. As of December 31, 2020, prepayments mainly relate to amounts paid to contract research organizations and deferred costs primarily relate to paid legal and auditor fees associated with the preparation of the capital increase executed on January 8, 2021.